CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $) In Millions, except Share data, unless otherwise specified	Total	Total STP Stockholders' Equity	Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Other Comprehensive Income	Non-controlling Interest	Comprehensive income (loss)
Balance at Dec. 31, 2008	$ 1,234.40	$ 1,225.90	$ 1.56	$ 829.80	$ 331.10	$ 63.40	$ 8.50
Balance (in shares) at Dec. 31, 2008			155,900,000
Comprehensive income (loss)
Net income (loss)	85.7	85.6			85.6		0.1	85.7
Foreign currency translation adjustments and others	(3.3)	(3.3)				(3.3)		(3.3)
Net realized gain (loss) under cash flow hedge	4.8	4.8				4.8		4.8
Total comprehensive income (loss)	87.2	87.1					0.1	87.2
New issuance of ADS	277.10	277.10	0.23	276.90
New issuance of ADS (in shares)			23,000,000
Exercise of stock options and restricted shares	1.40	1.40	0.01	1.40
Exercise of stock options and restricted shares (in shares)			300,000
Share based compensation	6.6	6.6		6.6
Noncontrolling interest acquisition and capital injection	6.1						6.1
Balance at Dec. 31, 2009	1,612.80	1,598.10	1.80	1,114.70	416.70	64.90	14.70
Balance (in shares) at Dec. 31, 2009			179,200,000
Comprehensive income (loss)
Net income (loss)	237.9	236.9			236.9		1.0	237.9
Foreign currency translation adjustments and others	31.2	31.6				31.6	(0.4)	31.2
Net realized gain (loss) under cash flow hedge	(19.0)	(19.0)				(19.0)		(19.0)
Total comprehensive income (loss)	250.1	249.5					0.6	250.1
Exercise of stock options and restricted shares	0.80	0.80		0.80
Exercise of stock options and restricted shares (in shares)			800,000
Share based compensation	14.9	14.9		14.9
Dividend paid to NCI	(0.5)						(0.5)
Noncontrolling interest acquisition and capital injection	2.1	4.4		4.4			(2.3)
Balance at Dec. 31, 2010	1,880.20	1,867.70	1.80	1,134.80	653.60	77.50	12.50
Balance (in shares) at Dec. 31, 2010	180,071,575		180,071,575
Comprehensive income (loss)
Net income (loss)	(1,018.0)	(1,018.6)			(1,018.6)		0.6	(1,018.0)
Foreign currency translation adjustments and others	34.2	33.9				33.9	0.3	34.2
Net realized gain (loss) under cash flow hedge	50.3	50.3				50.3		50.3
Total comprehensive income (loss)	(933.5)	(934.4)					0.9	(933.5)
Exercise of stock options and restricted shares	2.20	2.20		2.20
Exercise of stock options and restricted shares (in shares)			800,000
Share based compensation	12.5	12.5		12.5
Dividend paid to NCI	(1.1)						(1.1)
Disposal of subsidiaries	(3.8)						(3.8)
Noncontrolling interest acquisition and capital injection	(3.7)	(1.6)		(1.5)		(0.1)	(2.1)
Balance at Dec. 31, 2011	$ 952.80	$ 946.40	$ 1.80	$ 1,148.00	$ (365.00)	$ 161.60	$ 6.40
Balance (in shares) at Dec. 31, 2011	180,839,781		180,839,781